UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373
                                                     ---------

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--104.9%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--33.0%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.9%
Collins & Aikman Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, 8/31/09 1                                                                    $   4,682,161   $    1,566,183
-----------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Pre-Petition
Term Loan, Tranche B1, 8/31/11 1                                                                       11,816,527        4,175,169
-----------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Revolving
Credit Loan, Debtor in Possession, 8/31/07 2,3,4                                                          501,313          500,999
-----------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.07%, 3/29/11 3                                                                                 2,000,000        1,865,714
-----------------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan, Tranche B, 7.07%, 6/30/07 3                                                     19,368,963       19,298,344
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.872%, 4/30/10 3                                                                       1,000,000        1,006,339
-----------------------------------------------------------------------------------------------------------------------------------
HLI Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.82%-8.89%, 6/3/09 3                                                                       25,087,135       25,223,031
-----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.82%-7.87%, 6/21/11 3                                                                           12,852,626       12,991,859
-----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.07%-11.12%, 12/23/11 2,3                                                                       3,500,000        3,543,750
-----------------------------------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.612%, 6/7/11 2,3                                                                                  18,527,886       18,458,406
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche E, 6.875%, 11/1/10 2,3                                                                          7,214,406        7,231,540
Tranche B1 Extension, 6.875%, 6/30/12 2,3                                                               3,456,250        3,457,332
Tranche B2, 6.938%, 6/30/12 2,3                                                                        18,162,818       18,168,503
                                                                                                                    ---------------
                                                                                                                       117,487,169
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.7%
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.36%, 11/29/13 3                                                                                      30,895,000       31,143,149
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Sr. Sec. Credit Facilities Term Loan,
7.725%, 11/17/13 3                                                                                     35,922,500       36,248,066
                                                                                                                    ---------------
                                                                                                                        67,391,215
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.8%
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.32%, 8/27/09 2,3                                                                             960,897          967,504
-----------------------------------------------------------------------------------------------------------------------------------
Arby's LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.57%-7.626%, 7/25/12 3                                                                                14,364,263       14,492,939
-----------------------------------------------------------------------------------------------------------------------------------
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.82%-7.88%, 7/25/12 2,3                                                                                7,929,817        8,009,115
-----------------------------------------------------------------------------------------------------------------------------------
BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.63%, 7/25/13 2,3                                                                                      8,000,000        8,085,000
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Letter of Credit Term
Loan, Tranche B, 8.11%-8.37%, 11/1/13 2,3                                                              22,027,876       22,213,747
-----------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.33%-7.36%, 7/21/12 2,3                                                                               17,766,752       17,866,690
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair LP, Sr. Sec. Credit Facilities Term Loan, 7.32%,
6/13/12 3                                                                                               6,138,941        6,204,167
-----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4/27/13 2,3,4                                                              $  11,280,050   $   11,275,346
-----------------------------------------------------------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 0.75%, 4/27/13 2,3                                                            11,941,725       11,936,745
-----------------------------------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.32%-7.60%, 12/1/13 2,3                                                                                8,903,438        8,989,694
-----------------------------------------------------------------------------------------------------------------------------------
Ginn Clubs & Resorts, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.35%, 6/15/12 2,3                                                                               2,000,000        1,697,500
-----------------------------------------------------------------------------------------------------------------------------------
Harmon Koval Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.36%, 11/18/07 2,3                                                                          4,000,000        3,990,000
-----------------------------------------------------------------------------------------------------------------------------------
PA Meadows LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.36%, 11/1/11 2,3                                                                                     13,000,000       13,073,125
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.10%-7.11%, 10/3/12 2,3                                                                     5,417,550        5,461,567
-----------------------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.598%, 5/5/13 3                                                                                        6,982,412        7,017,324
-----------------------------------------------------------------------------------------------------------------------------------
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.10%, 11/5/13 3,5                                                                                    12,000,000       12,222,504
-----------------------------------------------------------------------------------------------------------------------------------
Sagittarius Restaurant, Sr. Sec. Credit Facilities Tern Loan,
Tranche B, 7.60%, 3/2/13 2,3                                                                           14,258,481       14,338,685
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 2%-7.82%, 5/20/12 2,3                                                                       3,940,000        3,973,861
Tranche B1, 7.87%, 5/20/12 2,3                                                                          3,930,000        3,963,774
-----------------------------------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.07%, 9/13/10 2,3                                                                           1,930,402        1,915,683
-----------------------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.60%, 5/1/13 3                                                                       2,500,000        2,528,125
Tranche B, 7.60%, 5/26/13 3                                                                            21,067,026       21,304,030
-----------------------------------------------------------------------------------------------------------------------------------
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1.375%-7.60%, 5/25/11 3                                                                          10,333,315       10,401,132
-----------------------------------------------------------------------------------------------------------------------------------
Wimar OpCo LLC/Tropicana Entertainment Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.85%, 1/3/12 3                                                          9,757,794        9,870,624
-----------------------------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan,
Add-On, 8.875%, 8/12/11 2,3                                                                             2,000,000        2,021,250
-----------------------------------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan,
8.875%, 7/25/11 2,3                                                                                     8,478,750        8,568,837
                                                                                                                    ---------------
                                                                                                                       232,388,968
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
National Bedding Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.35%-7.36%, 2/28/13 3                                                                            9,890,112        9,912,365
-----------------------------------------------------------------------------------------------------------------------------------
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.09%, 4/3/14 3                                                                                  11,200,000       11,214,000
-----------------------------------------------------------------------------------------------------------------------------------
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.84%, 10/3/14 3                                                                                 3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.125%, 12/18/12 2,3                                                              9,441,360        9,506,269
-----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
SVP Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.10%, 7/31/13 2,3                                                                                  $   4,975,000   $    4,993,656
                                                                                                                    ---------------
                                                                                                                        38,626,290
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--17.3%
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.85%, 3/4/10 2,3                                                                                10,259,078       10,289,538
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.07%, 1/26/13 3,5                                                                          11,392,743       11,460,643
-----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.101%, 6/21/13 3                                                                                       6,551,724        6,561,964
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.36%, 2/14/14 3                                                                   45,500,000       45,489,353
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
3rd Lien Term Loan, 7.85%, 9/1/14 3                                                                    22,000,000       22,045,826
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit Facilities
Term Loan, 7.985%, 4/28/13 3                                                                           70,000,000       70,025,340
-----------------------------------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan,
7.36%, 4/12/11 2,3                                                                                     20,335,088       20,282,135
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc. (Cablevision), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.07%-7.11%, 3/30/13 3                                                                48,495,037       48,721,364
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Entertainment Services, Inc. (U.S.), Sr. Sec. Credit
Facilities Term Loan, 8.35%, 1/13/10 2,3                                                                8,247,650        8,282,018
-----------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
0.50%-6.86%, 06/30/14 3                                                                                20,268,263       20,274,606
-----------------------------------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.34%, 8/5/12 2,3                                                                                14,770,050       14,876,217
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.35%, 11/15/14 3                                                                                      20,698,125       20,859,281
-----------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc./SFX Entertainment, Inc., Sr. Sec. Credit
Facilities Term Loan, 8.07%-8.10%, 6/21/13 2,3                                                         17,293,656       17,380,125
-----------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D1,
7.10%-7.11%, 1/31/15 3                                                                                  7,481,251        7,490,601
-----------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
7.10%, 1/31/15 2,3                                                                                     12,531,094       12,523,262
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.57%-7.60%, 12/22/12 2,3                                                                               1,994,949        2,005,860
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.82%, 11/15/13 2,3                                                                                   12,750,000       12,845,625
-----------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.60%, 4/8/12 3                                                                             20,807,393       20,854,543
Tranche B Add-on, 8.60%, 4/8/12 3                                                                       8,500,000        8,519,261
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.606%, 1/15/12 2,3                                                                         15,000,000       15,356,250
-----------------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.60%-7.605%, 2/1/13 3                                                                                 17,750,000       17,844,306
-----------------------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.356%, 1/17/13 2,3                                                                         17,287,437       17,445,911


                    3 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Reader's Digest Association, Inc. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3/2/14 3,4                                                                               $   4,000,000   $    4,010,000
Tranche B, 7.33%-7.348%, 3/2/14 3                                                                      23,750,000       23,809,376
-----------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.10%, 11/10/10 3                                                                                   41,880,895       42,064,124
-----------------------------------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.348%, 10/31/12 2,3                                                             20,178,467       20,254,136
-----------------------------------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.59%, 3/5/14 3                                                                                        20,000,000       20,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.605%, 8/15/14 3                                                                      42,751,678       42,718,887
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.82%, 3/30/09 3                                                                       10,000,000        9,992,330
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 0.75%, 8/15/14 3                                                                    2,748,322        2,746,214
-----------------------------------------------------------------------------------------------------------------------------------
UPC Financing Partnership, Sr. Sec. Credit Facilities Term Loan:
Tranche J2, 7.37%, 3/27/13 3                                                                           19,500,000       19,541,789
Tranche K2, 7.37%, 12/27/13 3                                                                          19,500,000       19,541,789
-----------------------------------------------------------------------------------------------------------------------------------
VTR GlobalCom SA, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.321%, 9/27/14 2,3                                                                                    41,250,000       41,319,630
-----------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
7.875%, 11/3/12 2,3                                                                                    20,085,129       20,198,109
                                                                                                                    ---------------
                                                                                                                       697,655,413
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.355%, 11/18/11 2,3                                                                                 6,843,375        6,898,977
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 2/24/10 3,4                                                                                 23,500,000       23,466,419
Tranche A, 6.57%, 2/24/10 3                                                                            23,013,158       22,980,272
                                                                                                                    ---------------
                                                                                                                        53,345,668
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.37%-9.438%, 8/10/11 2,3                                                                   12,596,491       12,659,473
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 7.16%-7.61%, 5/28/13 3                                                           25,702,500       25,594,884
-----------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., Sr. Sec. Credit Facilities Term Loan, 8.353%,
8/4/12 2,3                                                                                              3,980,025        4,042,213
-----------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.82%-7.879%, 3/1/12 2,3                                                               5,843,537        5,858,146
-----------------------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 7.595%-7.61%, 2/12/13 2,3                                                                   22,491,953       22,679,377
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., Sr. Sec. Credit Facilities Term Loan,
7.103%-7.149%, 5/15/13 2,3                                                                             12,283,772       12,334,959
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys (The), Sr. Sec. Credit Facilities Term Loan, 7.36%,
10/27/13 2,3                                                                                           10,257,188       10,327,706
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.10%-7.13%, 6/30/12 2,3                                                                             4,871,489        4,887,220
                                                                                                                    ---------------
                                                                                                                        98,383,978


                    4 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Gold Toe/Moretz, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.09%-8.11%, 10/30/13 2,3                                                                     $   3,990,000   $    4,029,900
-----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.105%, 9/5/13 3,5                                                                           8,334,643        8,392,418
-----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.105%, 3/5/14 3                                                                                        3,000,000        3,077,343
-----------------------------------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan,
7.07%-7.11%, 6/7/10 2,3                                                                                 5,500,000        5,520,625
                                                                                                                    ---------------
                                                                                                                        21,020,286
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.875%, 6/5/13 3                                                                            20,617,310       20,698,913
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 8.07%,
4/28/11 2,3                                                                                             6,451,826        6,492,150
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.7%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 7.10%, 9/30/12 2,3                                                                          1,000,000        1,004,375
-----------------------------------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B2, 7.10%, 9/30/12 2,3                                                           13,266,208       13,266,208
-----------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 8.375%, 6/28/12 2,3                                                                          2,432,076        2,435,116
Tranche C, 8.375%, 6/28/12 2,3                                                                          3,130,704        3,171,795
-----------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.875%, 3/1/14 3                                                                                        5,000,000        5,014,260
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 7.356%, 4/17/13 3                                                                     1,256,237        1,256,412
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 4/12/13 3,4                                                                                  1,153,846        1,154,007
Tranche B, 7.438%-9.25%, 4/12/13 3                                                                      3,927,127        3,927,671
Tranche C, 7.438%-9.25%, 4/12/13 3                                                                     16,555,420       16,557,721
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co./Solvest Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4/12/13 3,4                                                                                  3,846,154        3,846,688
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.099%, 4/5/14 3                                                                            18,500,000       18,648,000
                                                                                                                    ---------------
                                                                                                                        70,282,253
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.36%-8.39%, 12/22/12 3                                                               16,830,000       16,982,530
-----------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 7.10%,
1/24/12 3                                                                                               7,456,160        7,480,497
-----------------------------------------------------------------------------------------------------------------------------------
PlayPower, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.10%, 6/29/12 2,3                                                                                      8,931,759        8,998,747
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Sr. Sec. Credit Facilities Term Loan, 7.35%,
2/6/14 3                                                                                                9,000,000        9,051,750
                                                                                                                    ---------------
                                                                                                                        42,513,524


                    5 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.5%
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.83%-7.86%, 7/31/13 2,3                                                                            $   9,925,000   $   10,011,844
-----------------------------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.63%, 1/30/14 2,3                                                                                     6,000,000        6,112,500
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities Term Loan, 7.58%, 3/21/14 3                          6,400,000        6,432,000
-----------------------------------------------------------------------------------------------------------------------------------
FGX International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.35%,
12/14/12 2,3                                                                                           17,820,000       17,864,550
-----------------------------------------------------------------------------------------------------------------------------------
Levlad Natural Products Group LLC, Sr. Sec. Credit Facilities Term Loan,
7.59%-7.605%, 3/5/14 3                                                                                 14,599,999       14,613,695
-----------------------------------------------------------------------------------------------------------------------------------
Mega Bloks, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.125%,
7/26/12 2,3                                                                                             5,910,344        5,908,500
                                                                                                                    ---------------
                                                                                                                        60,943,089
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., Sr. Sec. Credit Facilities Term Loan, 7.104%-
7.125%, 5/31/12 3                                                                                      15,349,186       15,475,265
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.4%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.82%, 4/10/14 3                                                                                       15,000,000       15,103,125
-----------------------------------------------------------------------------------------------------------------------------------
Coldren Resource LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.355%,
7/14/11 2,3                                                                                            11,102,121       11,185,386
-----------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., Sr. Sec. Credit Facilities Term Loan, 9.863%, 10/31/13 3                                 3,847,134        3,867,170
-----------------------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.85%, 1/23/14 2,3                                                                                     13,965,000       14,107,555
-----------------------------------------------------------------------------------------------------------------------------------
Volnay Acquisition Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.35%, 1/12/14 2,3                                                                                     16,957,500       17,130,602
                                                                                                                    ---------------
                                                                                                                        61,393,838
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.9%
Astoria Generating Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.34%, 2/25/13 3                                                                            17,754,651       17,887,811
-----------------------------------------------------------------------------------------------------------------------------------
Astoria Generating Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 9.10%, 8/25/13 3                                                                             2,500,000        2,530,383
-----------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.82%-
8.883%, 4/14/10 3                                                                                      53,727,861       54,130,820
-----------------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.10%, 7/7/13 2,3                                                                                      32,953,929       33,118,699
-----------------------------------------------------------------------------------------------------------------------------------
Forest Alaska, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.82%,
11/15/10 2,3                                                                                           22,443,750       22,612,078
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.60%, 6/29/10 2,3                                                                                      4,959,821        5,006,320
-----------------------------------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 7.10%, 3/15/13 2,3                                                                        1,985,692        1,993,139
-----------------------------------------------------------------------------------------------------------------------------------
LS Power General Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.10%, 3/15/13 2,3                                                                                     46,154,630       46,327,709
-----------------------------------------------------------------------------------------------------------------------------------
LS Power Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4/30/14 3,4                              7,000,000        7,029,169
-----------------------------------------------------------------------------------------------------------------------------------


                    6 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
LS Power Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.07%,
4/2/15 3                                                                                            $   7,500,000   $    7,625,003
-----------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.35%,
3/30/13 3                                                                                              12,335,101       12,447,856
-----------------------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 7.85%,
12/31/13 2,3                                                                                            8,277,273        8,329,006
-----------------------------------------------------------------------------------------------------------------------------------
Pine Praire, Sr. Sec. Credit Facilities Term Loan, 7.83%, 12/31/13 2,3                                 12,881,818       12,962,329
-----------------------------------------------------------------------------------------------------------------------------------
Western Refining Corp., Sr. Sec. Credit Facilities Term Loan, 2/8/14 3,4                               34,553,571       34,645,346
-----------------------------------------------------------------------------------------------------------------------------------
Western Refining Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
2/8/14 3,4                                                                                              8,446,429        8,468,862
                                                                                                                    ---------------
                                                                                                                       275,114,530
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Buckeye Check Cashing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.07%-8.12%, 5/1/12 3                                                                                  11,883,774       11,906,057
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Ameritrade Holding Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.82%, 12/31/12 3                                                                                      42,396,721       42,540,233
-----------------------------------------------------------------------------------------------------------------------------------
Clarke American Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6/30/14 3,4                                                                                            22,000,000       22,016,038
                                                                                                                    ---------------
                                                                                                                        64,556,271
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.4%
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
3/30/14 3,4                                                                                            10,000,000       10,050,000
-----------------------------------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.607%, 3/30/14 3                                                                                       6,000,000        6,030,000
                                                                                                                    ---------------
                                                                                                                        16,080,000
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Capital Auto REIT, Sr. Sec. Credit Facilities Term Loan, 7.07%, 12/16/10 3                             26,019,814       26,275,589
-----------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., Sr. Sec. Credit Facilities Term Loan, 7.32%,
4/23/12 3                                                                                               4,000,000        4,022,500
                                                                                                                    ---------------
                                                                                                                        30,298,089
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.0%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.32%,
3/26/13 3                                                                                              27,000,000       27,081,000
-----------------------------------------------------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.57%, 9/26/13 3                                                                                      10,000,000       10,125,000
-----------------------------------------------------------------------------------------------------------------------------------
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.60%, 9/30/12 3                           21,725,000       21,764,887
-----------------------------------------------------------------------------------------------------------------------------------
ReAble Therapeutics LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.85%-7.90%, 11/4/13 2,3                                                                               11,940,075       11,981,125
                                                                                                                    ---------------
                                                                                                                        70,952,012
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.5%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Series
NAMM, Tranche B, 9.32%, 8/22/11 2,3                                                                       257,699          241,700
-----------------------------------------------------------------------------------------------------------------------------------


                    7 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series MMM,
9.32%, 8/22/11 3                                                                                    $   1,973,535   $    1,851,012
-----------------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series NAMM,
Tranche B, 9.32%, 7/27/11 3                                                                               464,361          435,532
-----------------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC
NAMM, 9.32%, 8/22/11 3                                                                                     44,927           42,137
-----------------------------------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Series PHMC,
9.32%, 8/22/11 3                                                                                        1,617,357        1,504,142
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark Medical, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
9.10%-9.138%, 12/27/12 2,3                                                                              4,937,500        4,641,250
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Sr. Sec. Credit Facilities Bridge Term
Loan, 4/10/08 3,4                                                                                      20,000,000       19,950,000
-----------------------------------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-
On, 8.32%-8.36%, 3/31/13 2,3                                                                            8,563,219        8,622,091
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.32%-7.37%, 9/30/11 2,3                                                                                1,892,638        1,899,736
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 10/5/12 2,3,4                                                                                1,620,110        1,626,693
Tranche B, 6.82%-6.86%, 10/5/12 2,3                                                                    21,065,515       21,151,104
-----------------------------------------------------------------------------------------------------------------------------------
Fenwal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.61%,
2/20/14 2,3                                                                                             8,571,429        8,603,571
-----------------------------------------------------------------------------------------------------------------------------------
Fenwal, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 0.75%,
2/20/14 2,3                                                                                             1,428,572        1,433,928
-----------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,8.35%-
10.25%, 8/10/12 2,3                                                                                     8,949,406        8,977,372
-----------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.10%, 2/10/13 2,3                                                                                     1,000,000        1,011,250
-----------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.57%-7.60%, 3/31/13 2,3                                                                               11,104,225       11,138,926
-----------------------------------------------------------------------------------------------------------------------------------
GGNSC Beverly LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.09%,
4/24/13 2,3                                                                                             6,638,929        6,687,340
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.60%, 11/18/13 3                          20,947,500       21,190,931
-----------------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.10%, 2/14/14 3                                                                            17,000,000       17,086,768
-----------------------------------------------------------------------------------------------------------------------------------
HealthCare Partners, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.097%, 10/31/13 2,3                                                                                    7,428,572        7,449,468
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 7.82%-7.85%,
3/10/13 3                                                                                              27,790,000       28,015,794
-----------------------------------------------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.85%,
11/15/13 2,3                                                                                            8,778,000        8,778,000
-----------------------------------------------------------------------------------------------------------------------------------
HVHC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.60%, 8/1/13 2,3                         14,427,500       14,589,809
-----------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/15/14 3,4                                                                                             3,169,157        3,181,042
-----------------------------------------------------------------------------------------------------------------------------------
IASIS Healthcare LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
3/15/14 3,4                                                                                             1,430,843        1,436,208
-----------------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-On, 7.35%, 1/19/12 2,3                                                                    2,661,923        2,675,233


                    8 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Tranche B, 7.35%-7.36%, 1/19/12 2,3                                                                 $  14,012,563   $   14,082,626
-----------------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.82%, 4/15/13 3,5                                                                           8,190,762        8,257,312
Tranche C, 7.82%, 10/13/13 3                                                                           13,051,111       13,157,151
-----------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.35%, 3/31/13 2,3                                                                          12,691,800       12,723,530
-----------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.35%, 3/31/14 2,3                                                                                      4,000,000        4,061,668
-----------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.57%, 2/18/12 2,3                                                                                      1,647,059        1,659,412
-----------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
7.57%, 3/4/11 2,3                                                                                         957,650          964,833
-----------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.57%-
7.609%, 3/4/11 2,3                                                                                      6,921,084        6,972,992
-----------------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 8.36%, 10/6/13 2,3                                                                                1,904,762        1,919,048
-----------------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities Term Loan, 8.33%-8.36%,
10/6/13 2,3                                                                                            11,030,239       11,112,965
-----------------------------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.32%,
12/10/10 2,3                                                                                           12,825,450       12,849,497
-----------------------------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.36%, 7/28/13 3                                                                                       10,447,500       10,522,597
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.123%, 4/19/14 3                                                                            6,887,097        6,917,228
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 4/19/14 3                                                                          1,612,903        1,611,392
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition Term
Loan, Tranche B, 7.60%, 9/23/11 2,3                                                                    14,675,429       14,788,548
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche C, 7.35%, 1/4/12 3                                                                              2,627,496        2,643,448
Delayed Draw, 7.35%, 1/14/12 2,3                                                                        1,345,462        1,352,021
Tranche B, 7.35%-7.36%, 1/4/12 3                                                                       13,842,244       13,926,280
                                                                                                                    ---------------
                                                                                                                       343,743,585
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Graceway Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.85%, 12/31/11 2,3                                                                               7,904,000        7,918,820
-----------------------------------------------------------------------------------------------------------------------------------
Graceway Pharmaceuticals LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.35%, 12/31/12 3                                                                               13,000,000       13,227,500
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, 0.75%, 2/23/12 2,3                                                                        1,569,767        1,582,522
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.59%, 2/23/12 2,3                                                                                      3,930,234        3,962,166
-----------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.605%, 12/28/13 2,3                                                                                    7,347,556        7,421,032
-----------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.355%, 6/21/14 2,3                                                                                   13,000,000       13,308,750
-----------------------------------------------------------------------------------------------------------------------------------


                    9 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
7.605%, 12/28/13 2,3                                                                                $   5,619,944   $    5,676,143
-----------------------------------------------------------------------------------------------------------------------------------
Talecris Biotherapeutics, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.86%,
12/6/13 2,3                                                                                            16,957,500       17,079,391
                                                                                                                    ---------------
                                                                                                                        70,176,324
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--18.5%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.336%-
10.11%, 9/30/13 2,3                                                                                    28,548,386       28,860,649
-----------------------------------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.57%-8.60%,
12/20/12 2,3                                                                                           13,965,000       14,104,650
-----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.07%-8.075%, 2/21/13 2,3                                                                              17,999,999       18,157,500
-----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.35%, 2/21/14 2,3                                                                               9,000,000        9,078,750
-----------------------------------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.36%,
4/30/12 3                                                                                               8,800,000        8,848,127
-----------------------------------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.605%,
4/30/14 3                                                                                               2,000,000        2,028,750
-----------------------------------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession:
Tranche A, 8.11%, 3/16/08 2,3                                                                             941,667          946,081
Tranche B, 10.11%, 3/16/08 3                                                                            8,000,000        8,049,064
-----------------------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.625%, 2/11/11 2,3                                                                                    19,632,028       19,795,621
-----------------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term
Loan, 8.32%, 6/27/11 2,3                                                                               10,577,725       10,643,836
-----------------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 8.36%, 6/27/12 2,3                                 9,697,295        9,757,903
-----------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Corp., Sr. Sec. Credit Facilities Term Loan, 3/26/14 3,4                             15,840,000       15,914,955
-----------------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.688%, 12/30/12 3                                                                                     21,732,462       21,783,403
-----------------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
15.188%, 6/30/13 2,3                                                                                    8,000,000        7,995,000
-----------------------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 7.375%, 2/2/14 3                         24,000,000       24,037,512
-----------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 7.85%, 3/23/14 3                         22,000,000       22,126,500
-----------------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.11%,
1/28/11 2,3                                                                                             7,626,488        7,667,007
-----------------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.86%, 7/28/11 2,3                                                                                     2,000,000        2,025,000
                                                                                                                    ---------------
                                                                                                                       231,820,308
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.82%-10.603%, 10/31/11 2,3                                                                      22,106,847       22,245,015
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 14.32%, 4/30/13 2,3                                                                          3,000,000        3,071,250
                                                                                                                    ---------------
                                                                                                                        25,316,265


                   10 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan,
8.07%-8.10%, 4/13/12 2,3                                                                            $   8,242,263   $    8,201,052
-----------------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.60%, 10/20/11 2,3                                                                                     7,466,093        7,475,425
-----------------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.361%, 4/20/12 2,3                                                                                    4,000,000        3,998,332
-----------------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.36%,
2/14/12 2,3                                                                                             8,791,450        8,857,385
-----------------------------------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.625%,
5/31/12 2,3                                                                                             4,962,500        4,937,687
-----------------------------------------------------------------------------------------------------------------------------------
Pro Paint, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.125%,
5/31/13 2,3                                                                                             1,000,000          990,000
-----------------------------------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.12%, 12/27/12 2,3                                                                         12,817,550       12,782,841
                                                                                                                    ---------------
                                                                                                                        47,242,722
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.7%
Acosta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.57%, 7/28/13 3                        15,959,799       16,102,767
-----------------------------------------------------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.35%, 7/17/12 2,3                                                                                  15,218,182       15,408,409
-----------------------------------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities Term Loan, 8.32%, 8/15/12 2,3                                14,262,423       14,449,618
-----------------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.36%,
4/30/11 2,3                                                                                             9,120,573        9,143,374
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.07%-
7.09%, 12/21/12 3                                                                                      21,820,921       21,994,026
-----------------------------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.125%, 6/22/13 2,3                                                                                   12,942,841       13,064,180
-----------------------------------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.57%-
7.61%, 7/11/12 2,3                                                                                      7,386,942        7,437,728
-----------------------------------------------------------------------------------------------------------------------------------
New Holdings I LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.34%-
12.36%, 7/11/13 2,3                                                                                     9,500,000        9,654,374
-----------------------------------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 13.70%, 8/16/09 2,3                                                                         13,269,140       13,766,733
-----------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C, 7.57%-
7.61%, 3/31/12 2,3                                                                                      5,294,960        5,316,474
-----------------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.85%-
8.86%, 11/15/12 3                                                                                      12,000,000       12,204,000
-----------------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Sr. Sec. Credit Facilities Asset-Backed Term Loan,
7.10%-8.877%, 11/15/11 2,3                                                                              4,975,000        5,004,541
-----------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp., Sr. Sec. Credit Facilities Term Loan, 7.605%, 9/30/14 3                          22,000,000       22,072,182
-----------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., Sr. Sec. Credit Facilities Term Loan, 7.875%, 8/10/13 2,3                           8,207,013        8,232,660
-----------------------------------------------------------------------------------------------------------------------------------
Travelport Sr. Holdco, Sr. Sec. Credit Facilities Term Loan, 12.35%,
3/27/12 2,3                                                                                            10,000,000        9,787,500
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche D, 10/14/12 2,3,4                                                                               1,028,634        1,037,635
Tranche C, 7.85%, 12/29/12 2,3                                                                          7,883,866        7,947,922
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, 7.85%,
10/21/12 2,3                                                                                           15,800,140       15,928,516
-----------------------------------------------------------------------------------------------------------------------------------


                   11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Car Rental USA, Inc., Sr. Sec. Credit Facilities Term Loan, 8.32%-
8.355%, 6/15/13 3                                                                                   $  16,067,968   $   16,221,482
-----------------------------------------------------------------------------------------------------------------------------------
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 9.355%, 10/17/10 2,3                                                                         6,045,288        6,041,510
                                                                                                                    ---------------
                                                                                                                       230,815,631
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.2%
Electrical Components, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.88%, 5/1/13 3                                                                                         2,342,581        2,348,437
-----------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.11%, 12/1/13 3                                                                                    26,937,500       27,013,976
-----------------------------------------------------------------------------------------------------------------------------------
Itron, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.36%, 4/18/14 3                            4,800,000        4,845,000
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.375%,
1/31/08 3                                                                                              14,300,000       14,374,474
                                                                                                                    ---------------
                                                                                                                        48,581,887
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.1%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.35%, 4/6/13 2,3                                                                                      13,760,628       13,812,230
-----------------------------------------------------------------------------------------------------------------------------------
Axia, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.60%, 12/20/12 2,3                        9,875,000        9,628,125
-----------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.125%,
1/31/14 3                                                                                              13,319,058       13,387,038
-----------------------------------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.375%, 3/31/11 2,3                                                                                    17,856,212       18,012,454
-----------------------------------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 8.32%,
11/12/11 2,3                                                                                           15,597,075       15,675,060
-----------------------------------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 9.35%,
10/1/13 2,3                                                                                            23,925,000       23,506,313
-----------------------------------------------------------------------------------------------------------------------------------
Sensata Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.09%-7.105%, 4/27/13 3                                                                                 1,950,125        1,951,399
-----------------------------------------------------------------------------------------------------------------------------------
Textron, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.85%,
8/18/12 2,3                                                                                             4,477,500        4,511,081
-----------------------------------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 10.61%-12.50%, 11/5/09 2,3                                                              9,529,660        9,291,419
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, 8.09%-8.125%, 8/10/13 2,3                          13,743,437       13,932,410
                                                                                                                    ---------------
                                                                                                                       123,707,529
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.9%
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 8/14/08 3,4                                   10,000,000       10,031,250
-----------------------------------------------------------------------------------------------------------------------------------
RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, 7.61%, 8/14/08 3                              25,000,000       25,078,125
                                                                                                                    ---------------
                                                                                                                        35,109,375
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.35%, 11/1/12 3                                                                                       13,922,519       14,000,833
-----------------------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.85%, 11/1/13 3                                                                                 8,000,000        8,207,504
-----------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.485%,
1/23/14 3                                                                                              20,000,000       20,100,000
-----------------------------------------------------------------------------------------------------------------------------------


                   12 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Open Text Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.85%,
10/21/13 2,3                                                                                        $  11,940,000   $   12,029,550
                                                                                                                    ---------------
                                                                                                                        54,337,887
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
Acxiom Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.07%-
7.105%, 9/13/12 2,3                                                                                     7,749,166        7,816,972
-----------------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.82%, 1/31/12 3                       11,700,000       11,769,475
                                                                                                                    ---------------
                                                                                                                        19,586,447
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
Advanced Micro Devices, Inc., Sr. Sec. Credit Facilities Term Loan, 7.34%,
12/31/13 3                                                                                             49,624,277       49,759,602
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.2%
Nuance Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.32%, 3/31/13 3                                                                                     6,747,612        6,760,264
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--9.4%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--5.2%
Basell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.57%, 9/15/13 2,3                                                                           3,082,514        3,122,491
Tranche C, 8.32%, 9/15/14 2,3                                                                           3,082,514        3,122,491
-----------------------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.887%, 12/31/13 2,3                                                                                   12,054,546       12,195,812
-----------------------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.887%,
6/30/15 2,3                                                                                             3,000,000        3,068,907
-----------------------------------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Acquisition Term Loan, 7.887%,
12/31/13 2,3                                                                                            2,945,455        2,981,354
-----------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.138%, 11/13/13 2,3                                                                        6,260,000        6,377,657
-----------------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
Tranche B4, 8.104%, 4/21/12 2,3                                                                         1,361,808        1,370,706
Tranche B1, 8.104%, 5/12/12 2,3                                                                         3,778,582        3,803,271
Tranche C1, 8.604%, 5/12/13 2,3                                                                         8,807,397        8,895,471
-----------------------------------------------------------------------------------------------------------------------------------
Foamex LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 1/23/13 3,4                                   4,000,000        4,013,332
-----------------------------------------------------------------------------------------------------------------------------------
Foamex LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.57%-7.606%,
1/23/13 3                                                                                               6,588,235        6,610,194
-----------------------------------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche C-1, 7.875%, 5/5/13 3                                                                           7,338,392        7,400,027
Tranche C-2, 7.875%, 5/5/13 3                                                                           1,594,108        1,607,497
Tranche B Add-On, 7.875%, 5/5/13 3                                                                      8,955,000        9,030,213
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.07%, 8/16/12 3                                                                                    19,000,000       19,091,447
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, 7.07%,
8/16/12 3                                                                                              16,560,259       16,615,123
-----------------------------------------------------------------------------------------------------------------------------------
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.58%, 10/7/13 3                                                                             7,722,000        7,818,525
Tranche C, 8.08%, 10/7/14 3,5                                                                           7,722,000        7,818,525
-----------------------------------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 6.85%, 4/27/11 2,3                                                                         3,752,549        3,759,585


                   13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Tranche B-2, 6.85%, 4/27/11 2,3                                                                     $   3,083,121   $    3,088,902
-----------------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.125%,
2/17/13 2,3                                                                                             8,910,000        8,974,437
-----------------------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1.375%-8.07%, 7/19/13 2,3                                                                 3,244,275        3,284,828
-----------------------------------------------------------------------------------------------------------------------------------
Lucite International Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
8.07%, 7/19/13 2,3                                                                                      7,697,557        7,793,777
-----------------------------------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 8.36%, 3/31/08 2,3                                                                          33,000,000       33,392,304
-----------------------------------------------------------------------------------------------------------------------------------
Vertellus Specialties, Inc., Sr. Sec. Credit Facilities Term Loan, 8.60%,
6/21/13 2,3                                                                                            14,887,500       15,017,766
-----------------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.36%, 2/10/09 3                         10,000,000       10,089,580
                                                                                                                    ---------------
                                                                                                                       210,344,222
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.85%,
8/11/11 2,3                                                                                             3,438,015        3,429,420
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.6%
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities Term Loan, 7.32%,
4/3/15 3                                                                                               18,000,000       18,075,942
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.86%, 9/28/14 3                                                                                       5,000,000        4,975,000
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities Property, Plant &
Equipment Term Loan, 3/23/14 3,4                                                                        5,000,000        5,019,790
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.625%, 10/18/11 3                                                                                     20,000,001       20,145,839
-----------------------------------------------------------------------------------------------------------------------------------
Tegrant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.60%, 3/7/14 2,3                        16,500,000       16,603,125
                                                                                                                    ---------------
                                                                                                                        64,819,696
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 7.375%,
12/19/13 3                                                                                              7,980,000        8,008,265
-----------------------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.36%,
1/28/10 2,3                                                                                            11,202,844       11,342,879
                                                                                                                    ---------------
                                                                                                                        19,351,144
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D, 7.07%,
10/28/11 3                                                                                             15,356,847       15,427,519
-----------------------------------------------------------------------------------------------------------------------------------
Domtar Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.735%,
3/5/14 3                                                                                               21,000,000       21,002,625
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-
On, 7.09%, 12/22/12 3                                                                                  12,967,833       13,050,684
-----------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Sr. Sec. Credit Facilities1st Lien Term Loan:
Tranche B, 7.103%, 12/20/12 3,5                                                                        10,532,802       10,596,694
Tranche A, 7.07%-7.114%, 12/20/10 3                                                                     1,850,000        1,857,042
Tranche B, 7.09%-7.114%, 12/20/12 3                                                                     3,118,696        3,137,615


                   14 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
NewPage Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.625%,
2/1/12 2,3                                                                                          $  14,221,625   $   14,363,841
                                                                                                                    ---------------
                                                                                                                        79,436,020
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.5%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.82%-
6.829%, 8/31/12 2,3                                                                                    19,692,860       19,748,256
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 7.605%,
3/16/14 3                                                                                               4,000,000        4,018,124
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.32%, 1/1/13 2,3                                                                                      15,211,875       15,312,654
-----------------------------------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities Term Loan, 7.695%-7.763%, 10/24/13 3                            22,943,561       23,135,715
-----------------------------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.137%-8.15%, 12/17/10 2,3                                                                             11,524,340       11,538,746
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.86%,
7/17/13 3                                                                                              25,896,379       26,074,417
-----------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 11.374%,
7/15/09 2,3                                                                                             7,883,380        7,893,234
                                                                                                                    ---------------
                                                                                                                       107,721,146
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term Loan, 3/2/14 3,4                            2,000,000        2,006,016
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle Operating Co., Sr. Sec. Credit Facilities Term Loan, 6.82%-
6.899%, 3/2/14 3                                                                                       26,500,000       26,579,712
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Holding Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.86%,
2/15/14 3                                                                                              10,750,000       10,801,826
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.349%,
6/30/13 2,3                                                                                            11,882,362       11,978,906
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.625%, 11/1/13 3                                                                                      21,345,119       21,507,876
                                                                                                                    ---------------
                                                                                                                        72,874,336
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--7.5%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.6%
Ashmore Energy International, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.35%, 3/30/14 3                                                                                    33,591,160       33,769,630
-----------------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities1st Lien Term Loan, 7.60%,
12/19/13 3                                                                                             34,658,621       34,910,450
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.32%, 8/26/09 2,3                                                                              18,467,111       19,513,587
-----------------------------------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term Loan, 7.25%,
12/31/09 2,3                                                                                            8,242,722        7,954,227
-----------------------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.10%, 8/16/12 2,3                                                                                      4,367,443        4,363,805
-----------------------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.85%, 8/16/13 2,3                                                                               18,000,000       18,112,500
-----------------------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 7.10%, 8/16/12 3                                                                               765,142          764,505


                   15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 7.07%, 8/16/12 2,3                                                                            $     347,837   $      347,547
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan, 6.82%-7.06%,
4/27/11 2,3                                                                                            26,749,134       26,859,474
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan, 7.35%, 2/1/13 3                                44,900,370       45,295,269
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.695%,
12/1/10 3                                                                                              16,957,500       17,114,967
-----------------------------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec.
Credit Facilities Term Loan, 9.59%-9.61%, 6/24/11 2,3                                                  34,008,106       34,815,797
-----------------------------------------------------------------------------------------------------------------------------------
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.35%, 12/15/13 3                                                                                      16,098,162       16,226,449
-----------------------------------------------------------------------------------------------------------------------------------
USPF Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 7.082%-7.10%,
4/11/14 3                                                                                               7,000,000        7,035,000
                                                                                                                    ---------------
                                                                                                                       267,083,207
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
Calpine Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession,
Tranche B, 7.59%, 3/29/09 3                                                                            35,000,000       35,222,390
                                                                                                                    ---------------
Total Corporate Loans (Cost $4,203,922,883)                                                                          4,220,244,385

-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 9.61% Sr. Sec. Nts., 2nd Lien, 2/15/12 3                                    3,000,000        3,063,750
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 4.95% Sr. Unsec. Nts., 1/15/08                                                  23,500,000       23,244,461
-----------------------------------------------------------------------------------------------------------------------------------
GMAC LLC, 4.375% Unsec. Unsub. Nts., 12/10/07                                                          42,226,000       41,749,813
-----------------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 8.502% Sr. Unsec. Nts., 11/15/13 3                                                6,000,000        6,135,000
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 3,6                                          5,000,000        5,225,000
-----------------------------------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 10.849% Sr. Sec. Nts., 4/1/12 2,3                                     6,500,000        6,890,000
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.86% Sr. Unsec. Nts., 5/1/13 3                                              10,000,000        9,900,000
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $95,498,408)                                                                      96,208,024

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 7,8 (Cost
$79,691,521)                                                                                           79,691,521       79,691,521
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,379,112,812)                                                           109.3%   4,396,143,930
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (9.3)    (372,918,640)
                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $4,023,225,290
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Issue is in default. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of April 30, 2007 was $1,848,834,687, which represents 45.95% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. This Senior Loan will settle after May 31, 2007, at which time the interest rate will be determined.

5. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,225,000 or 0.13% of the Fund's net assets as of April 30, 2007.


                   16 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES         GROSS           GROSS           SHARES
                                                      JULY 31, 2006     ADDITIONS      REDUCTIONS   APRIL 30, 2007
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.21%                                                             -   476,991,521     397,300,000       79,691,521

                                                                                                          DIVIDEND
                                                                                            VALUE           INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.21%                                                                               $  79,691,521   $    1,017,463

8. Rate shown is the 7-day yield as of April 30, 2007.

NOTES TO STATEMENT OF INVESTMETNS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.


                   17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2007, securities with an aggregate market value of $4,220,244,385, representing 104.90% of the Fund's net assets were comprised of Senior Loans, of which $1,841,944,687 representing 45.78% of the Fund's net assets, were illiquid.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of April 30, 2007, securities with an aggregate market value of $5,741,352, representing 0.14% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

ILLIQUID SECURITIES

As of April 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Many Senior Loans and many of the Fund's other investments are illiquid.

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized


                   18 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

As of April 30, 2007 the fund held no outstanding credit default swap agreements.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $39,430,659 at April 30, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $35,166,244 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

                                          COMMITMENT
                              INTEREST   TERMINATION      UNFUNDED     UNREALIZED     UNREALIZED
                                  RATE         DATES        AMOUNT   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------
Collins & Aikman Corp.,
Sr. Sec. Credit Facilities
Revolving Credit Loan,
Debtor in Possession              3.00%      8/31/07   $ 2,228,615   $          -   $      6,646
-------------------------------------------------------------------------------------------------

Collins & Aikman Corp.,
Sr. Sec. Credit Facilities
Revolving Credit Loan,
Debtor in Possession              0.50       8/31/07     1,114,308              -          3,979
-------------------------------------------------------------------------------------------------

Federal Mogul Corp., Sr.
Sec. Credit Facilities Pre-
Petition Revolving Credit
Loan, Tranche B                   1.75       6/30/07       921,492          7,182              -
                                                       ------------------------------------------
                                                       $ 4,264,415   $      7,182   $     10,625
                                                       ==========================================

BORROWINGS

The Fund can borrow money in an amount up to 33 1/3% of its total assets (after counting the assets purchased with the amount borrowed). The Fund may borrow if necessary to obtain short-term credit to allow it to repurchase shares during Repurchase Offers, to manage cash flows, and to fund additional purchase commitments under Senior Loans. The Fund may also borrow to acquire additional investments (a technique known as "leverage"). Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates. The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its prorate share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS


                   19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------
05/31/2007 07:45 PM

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $ 4,379,825,534
                                                                ================

Gross unrealized appreciation                                   $    20,685,411
Gross unrealized depreciation                                        (4,367,015)
                                                                ----------------
Net unrealized appreciation                                     $    16,318,396
                                                                ================


                   20 | OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007